UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Common Stock	Class F Common Stock		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Sep. 08, 2020			$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 08, 2020	[1]		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants			$ 719		24,281	0	25,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in shares)	[1]		7,187,500
Net income			$ 0	[1]	0	(11,306)	(11,306)
Balance at the end at Dec. 31, 2020			$ 719		24,281	(11,306)	13,694
Balance at the end (in shares) at Dec. 31, 2020	[1],[2]		7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants		$ 2,875			276,380,459	0	276,383,334
Sale of units in initial public offering, less derivative liabilities for public warrants (in shares)		28,750,000
Offering costs					(5,989,182)	0	(5,989,182)
Sale of units in private placement, less derivative liabilities for private placement warrants		$ 77			7,484,114	0	7,484,191
Sale of units in private placement, less derivative liabilities for private placement warrants (in shares)		777,500
Class A common stock subject to possible redemption		$ (2,739)			(273,930,291)	0	(273,933,030)
Class A common stock subject to possible redemption (in shares)		(27,393,303)
Net income					0	1,040,995	1,040,995
Balance at the end at Mar. 31, 2021		$ 213	$ 719		3,969,381	1,029,689	5,000,002
Balance at the end (in shares) at Mar. 31, 2021		2,134,197	7,187,500	[2]
Balance at the beginning at Dec. 31, 2020			$ 719		24,281	(11,306)	13,694
Balance at the beginning (in shares) at Dec. 31, 2020	[1],[2]		7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							(3,260,449)
Balance at the end at Jun. 30, 2021		$ 256	$ 719		8,270,788	(3,271,755)	5,000,008
Balance at the end (in shares) at Jun. 30, 2021		2,564,342	7,187,500	[2]
Balance at the beginning at Mar. 31, 2021		$ 213	$ 719		3,969,381	1,029,689	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021		2,134,197	7,187,500	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption		$ 43			4,301,407	0	4,301,450
Class A common stock subject to possible redemption (in shares)		430,145
Net income					0	(4,301,444)	(4,301,444)
Balance at the end at Jun. 30, 2021		$ 256	$ 719		$ 8,270,788	$ (3,271,755)	$ 5,000,008
Balance at the end (in shares) at Jun. 30, 2021		2,564,342	7,187,500	[2]

[1]	This number includes up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited
[2]	As of December 31, 2020, includes up to 937,500 shares of Class F common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Thus, none of these shares were forfeited.